Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating lease impairment adjustment upon the adoption of ASU 2016-02 "Leases", tax	$ 33,916	$ 14,427
Discontinued Operation, Tax Effect of Discontinued Operation, Total	$ 0	$ 400
Effective Income Tax Rate Reconciliation, Percent, Total	21.20%	22.00%
Effective Income Tax Rate Continuing Operations Change	(2.80%)
Effective Income Tax Rate Reconciliation, Tax Law Change, Percent	0.00%	(2.80%)
Effective Income Tax Rate Reconciliation, CARES Act, Amount	$ 4,500	$ 1,700
Deferred Income Tax Liabilities, Net, Total	28,306	0
Deferred Income Tax Assets, Net, Total	0	7,872
Tax Credit Carryforward, Valuation Allowance	4,700
Unrecognized Tax Benefits, Uncertainty on Timing	0	1,600
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	(200)	200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	$ 200
Effective Income Tax Rate Reconciliation, Lapses of Applicable Statute of Limitations, Amount	400
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount	1,500
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount	2,100
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount	$ 2,300